CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED BALANCE SHEETS
Amortized cost, available-for-sale securities	$ 698.6			$ 6.4					$ 5.8
Premium receivable, allowance for doubtful accounts	$ 1.0			$ 0.5					$ 0.2
Convertible preferred stock, par value (usd per share)				$ 0.00001					$ 0.00001
Convertible preferred stock, authorized (shares)				0					31,557,107
Convertible preferred stock, issued (shares)				0					31,557,107
Convertible preferred stock, outstanding (shares)	0	0	0	0	0		31,557,107	31,557,107	31,557,107	24,445,555	15,671,730
Convertible preferred stock, liquidation preference				$ 0.0					$ 480.8
Common stock, par value (usd per share)	$ 0.00001			$ 0.00001		$ 0.00001			$ 0.00001
Common stock, authorized (shares)	200,000,000			200,000,000		200,000,000			52,000,000
Common stock, issued (shares)	61,615,624			56,774,294					11,784,765
Common stock, outstanding (shares)	61,615,624			56,774,294					11,271,228